LIABILITY TO DIMEX SYSTEMS (Tables) (Liability to Dimex Systems [Member])	12 Months Ended
Dec. 31, 2012
Liability to Dimex Systems [Member]
Debt Instrument [Line Items]
Schedule of Liability to Dimex Systems
	Nominal interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS (1)	4.0	$527	$473
NIS (2)	4.0	319	$574

		846	1,047
Less - current maturities	4.0	136	300

		$710	$747

(1)	Will be paid in 24 equal monthly payments commencing January, 2014 (see note 14a).

(2)
The loan originally carried a nominal interest rate of 8% and with principle and interest payments to be made through December 2013. On December 31, 2012, the loan agreement was modified to reduce the nominal interest rate to 4% and principle and interest payments were spread out through June 2015. The Company accounted for the loan modification in accordance with ASC 470-60 Troubled Debt Restructurings by Debtors, and as a result of which, there was no material effect to the December 31, 2012 balance sheet and the results of operations through December 31, 2012.